Equity (Tables)	12 Months Ended
Dec. 31, 2011
Equity Tables [Abstract]
Components Of Accumulated Other Comprehensive Income
	December 31,
	2011	2010

	(in millions)
Foreign currency translation adjustment	$1,967	$1,824
Unrealized derivative losses, net	534	344
Unfunded pension obligations	257	216
Unrealized (gain) loss on securities available for sale	-	(1)
Total	$2,758	$2,383

Schedule Of Net Income Attributable To Parent And Transfers To From Noncontrolling Interests [Text Block]
	December 31,
	2011	2010

	(in millions)
Net income attributable to The AES Corporation	$58	$9
Transfers (to) from the noncontrolling interests:
Net increase in The AES Corporation's paid-in capital for sale of subsidiary shares	19	-
Decrease in The AES Corporation's paid-in capital for purchase of subsidiary shares	-	(25)
Net transfers (to) from noncontrolling interest	19	(25)
Change from net income attributable to The AES Corporation and transfers (to) from
noncontrolling interests	$77	$(16)